Inventories, Net (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Inventory Disclosure [Abstract]
Inventory reserve	$ (1,165,044)	$ 4,863	$ 14,106